Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2024